Share Capital (Details) - Schedule Stock Options Outstanding - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
01-Jan-20 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	2,069	2,069
Number of options exercisable	2,069	2,069
Weighted Average Exercise Price (in Dollars per share)	$ 54	$ 54
Expiry date	01-Jan-24	1-Jan-24
Remaining contractual life (years)	7 months 24 days	6 months 3 days
Stock Options [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	1,506,138
Number of options exercisable	748,638
Weighted Average Exercise Price (in Dollars per share)	$ 3.53
Remaining contractual life (years)	3 years 6 months 3 days
Stock Options [Member] | 24-Dec-18 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	12,896	12,896
Number of options exercisable	12,896	12,896
Weighted Average Exercise Price (in Dollars per share)	$ 54	$ 54
Expiry date	24-Dec-23	24-Dec-23
Remaining contractual life (years)	7 months 17 days	5 months 23 days
Stock Options [Member] | 15-Jan-19 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	828	828
Number of options exercisable	828	828
Weighted Average Exercise Price (in Dollars per share)	$ 54	$ 54
Expiry date	15-Jan-24	15-Jan-24
Remaining contractual life (years)	8 months 8 days	6 months 18 days
Stock Options [Member] | 21-Mar-19 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	12,345	12,345
Number of options exercisable	12,345	12,345
Weighted Average Exercise Price (in Dollars per share)	$ 59	$ 59
Expiry date	21-Mar-24	21-Mar-24
Remaining contractual life (years)	10 months 13 days	8 months 23 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	95,000	95,000
Number of options exercisable	95,000	95,000
Weighted Average Exercise Price (in Dollars per share)	$ 6	$ 6
Expiry date	15-Nov-30	15-Nov-30
Remaining contractual life (years)	7 years 6 months 10 days	7 years 4 months 17 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	161,500	161,500
Number of options exercisable	161,500	161,500
Weighted Average Exercise Price (in Dollars per share)	$ 6	$ 6
Expiry date	15-Nov-25	15-Nov-25
Remaining contractual life (years)	2 years 6 months 7 days	2 years 4 months 17 days
Stock Options [Member] | 02-Jan-21 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	57,000	57,000
Number of options exercisable	57,000	57,000
Weighted Average Exercise Price (in Dollars per share)	$ 11.5	$ 11.5
Expiry date	02-Jan-26	2-Jan-26
Remaining contractual life (years)	2 years 7 months 24 days	2 years 6 months 3 days
Stock Options [Member] | 02-Jan-21 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	5,000	5,000
Number of options exercisable	5,000	5,000
Weighted Average Exercise Price (in Dollars per share)	$ 11.5	$ 11.5
Expiry date	02-Jan-31	2-Jan-31
Remaining contractual life (years)	7 years 7 months 28 days	7 years 6 months 7 days
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	14,500	14,500
Number of options exercisable	14,500	14,500
Weighted Average Exercise Price (in Dollars per share)	$ 11.5	$ 11.5
Expiry date	18-Jan-26	18-Jan-26
Remaining contractual life (years)	2 years 8 months 12 days	2 years 6 months 21 days
Stock Options [Member] | 01-Jan-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	20,000	20,000
Number of options exercisable	12,500	12,500
Weighted Average Exercise Price (in Dollars per share)	$ 4	$ 4
Expiry date	29-Oct-26	29-Oct-26
Remaining contractual life (years)	3 years 5 months 23 days	3 years 3 months 29 days
Stock Options [Member] | 13-Apr-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	795,000	795,000
Number of options exercisable	265,000	331,250
Weighted Average Exercise Price (in Dollars per share)	$ 1.1	$ 1.1
Expiry date	13-Apr-27	13-Apr-27
Remaining contractual life (years)	3 years 11 months 4 days	3 years 9 months 14 days
Stock Options [Member] | 12-Jul-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	330,000	330,000
Number of options exercisable	110,000	110,000
Weighted Average Exercise Price (in Dollars per share)	$ 1.1	$ 1.1
Expiry date	12-Jul-25	12-Jul-25
Remaining contractual life (years)	2 years 2 months 4 days	2 years 14 days
Restricted Share Units [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	3,165,000
Number of options exercisable	1,751,250
Weighted Average Exercise Price (in Dollars per share)	$ 1.05
Restricted Share Units [Member] | 13-Apr-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	825,000	825,000
Number of options exercisable	513,750	513,750
Weighted Average Exercise Price (in Dollars per share)	$ 1.1	$ 1.1
Restricted Share Units [Member] | 12-Jul-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	90,000	90,000
Number of options exercisable	37,500	30,000
Weighted Average Exercise Price (in Dollars per share)	$ 1.1	$ 1.1
Restricted Share Units [Member] | 09-Mar-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	2,250,000	2,250,000
Number of options exercisable	1,200,000	1,350,000
Weighted Average Exercise Price (in Dollars per share)	$ 1.03	$ 1.03
Agents’ Options [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	931,507
Number of options exercisable	931,507
Weighted Average Exercise Price (in Dollars per share)	$ 4.12
Remaining contractual life (years)	2 years 11 months 23 days
Agents’ Options [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	113,500	113,500
Number of options exercisable	113,500	113,500
Weighted Average Exercise Price (in Dollars per share)	$ 6.6	$ 6.6
Expiry date	28-Sep-25	28-Sep-25
Remaining contractual life (years)	2 years	2 years
Agents’ Options [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	266,000	266,000
Number of options exercisable	266,000	266,000
Weighted Average Exercise Price (in Dollars per share)	$ 6.85	$ 6.85
Expiry date	28-Sep-25	28-Sep-25
Remaining contractual life (years)	2 years	2 years
Agents’ Options [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	64,724	64,724
Number of options exercisable	64,724	64,724
Weighted Average Exercise Price (in Dollars per share)	$ 11.5	$ 11.5
Expiry date	30-Jun-24	30-Jun-24
Remaining contractual life (years)	1 year	1 year
Agents’ Options [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	434,783	434,783
Number of options exercisable	434,783	434,783
Weighted Average Exercise Price (in Dollars per share)	$ 2.53	$ 2.53
Expiry date	11-Jan-27	11-Jan-27
Remaining contractual life (years)	4 years	4 years
Agents’ Options [Member] | 01-Apr-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding	52,500	52,500
Number of options exercisable	52,500	52,500
Weighted Average Exercise Price (in Dollars per share)	$ 2.3	$ 2.3
Expiry date	08-Mar-27	8-Mar-27
Remaining contractual life (years)	4 years	4 years
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options exercisable	34,132,071
Weighted Average Exercise Price (in Dollars per share)	$ 1.47
Share Purchase Warrants [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options exercisable	1,805,585	1,805,585
Weighted Average Exercise Price (in Dollars per share)	$ 6.85	$ 6.85
Expiry date	28-Sep-25	28-Sep-25
Share Purchase Warrants [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options exercisable	1,294,500	1,294,500
Weighted Average Exercise Price (in Dollars per share)	$ 11.5	$ 11.5
Expiry date	30-Jun-24	30-Jun-24
Share Purchase Warrants [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options exercisable	9,999,999	9,999,999
Weighted Average Exercise Price (in Dollars per share)	$ 2.3	$ 2.3
Expiry date	11-Jan-27	10-Jan-27
before the 100-1 reverse stock split [Member] | Stock Options [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding		1,506,138
Number of options exercisable		794,888
Weighted Average Exercise Price (in Dollars per share)		$ 3.53
Remaining contractual life (years)		3 years 8 months 1 day
before the 100-1 reverse stock split [Member] | Restricted Share Units [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding		3,165,000
Number of options exercisable		1,893,750
Weighted Average Exercise Price (in Dollars per share)		$ 1.05
before the 100-1 reverse stock split [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding		931,507
Number of options exercisable		931,507
Weighted Average Exercise Price (in Dollars per share)		$ 4.87
Remaining contractual life (years)		2 years 11 months 23 days
before the 100-1 reverse stock split [Member] | Share Purchase Warrants [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options exercisable		13,100,084
Weighted Average Exercise Price (in Dollars per share)		$ 3.84
after the 100-1 reverse stock split [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding		9,315
Number of options exercisable		9,315
Weighted Average Exercise Price (in Dollars per share)		$ 487
Remaining contractual life (years)		2 years 11 months 23 days
after the 100-1 reverse stock split [Member] | Stock Options [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding		15,061
Number of options exercisable		7,949
Weighted Average Exercise Price (in Dollars per share)		$ 353
Remaining contractual life (years)		3 years 8 months 1 day
after the 100-1 reverse stock split [Member] | Restricted Share Units [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options outstanding		31,650
Number of options exercisable		18,938
Weighted Average Exercise Price (in Dollars per share)		$ 105
after the 100-1 reverse stock split [Member] | Share Purchase Warrants [Member]
Share Capital (Details) - Schedule Stock Options Outstanding [Line Items]
Number of options exercisable		131,001
Weighted Average Exercise Price (in Dollars per share)		$ 384